Loans, Past Due (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Due	$ 9,365,819	$ 14,911,278
Accruing Loans 90 Days or More Past Due	3,991	4,355
Total Accruing Loans Past Due	9,369,810	14,915,633
Nonaccrual Loans	24,114,499	29,850,735
Current Loans	717,734,153	702,283,643
Total Loans	751,218,462	747,050,011	716,321,321
Interest income	968,700	1,634,600	1,639,800
Commercial [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Due	581,281	797,612
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	581,281	797,612
Nonaccrual Loans	1,646,418	1,033,371
Current Loans	45,879,749	53,853,509
Total Loans	48,107,448	55,684,492
Agricultural [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Due	81,036	28,228
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	81,036	28,228
Nonaccrual Loans	0	39,213
Current Loans	10,584,902	6,143,512
Total Loans	10,665,938	6,210,953	8,421,884
Commercial Construction [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Due	139,826	1,309,618
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	139,826	1,309,618
Nonaccrual Loans	8,221,745	14,032,580
Current Loans	44,377,212	38,465,858
Total Loans	52,738,783	53,808,056	58,545,820
Residential Construction [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Due	0	0
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	0	0
Nonaccrual Loans	0	0
Current Loans	6,549,260	5,852,238
Total Loans	6,549,260	5,852,238	3,530,502
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Due	2,287,341	3,771,106
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	2,287,341	3,771,106
Nonaccrual Loans	7,366,703	6,629,789
Current Loans	332,129,494	323,985,282
Total Loans	341,783,538	334,386,177	315,280,748
Residential [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Due	5,273,586	8,223,174
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	5,273,586	8,223,174
Nonaccrual Loans	4,933,420	5,429,971
Current Loans	196,050,921	190,191,377
Total Loans	206,257,927	203,844,522
Farmland [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Due	350,718	140,095
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	350,718	140,095
Nonaccrual Loans	1,629,611	2,413,104
Current Loans	45,054,097	46,503,662
Total Loans	47,034,426	49,056,861	48,225,406
Consumer [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Due	453,580	636,888
Accruing Loans 90 Days or More Past Due	3,991	4,355
Total Accruing Loans Past Due	457,571	641,243
Nonaccrual Loans	307,456	255,216
Current Loans	24,910,533	28,881,317
Total Loans	25,675,560	29,777,776
Other [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Due	198,451	4,557
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	198,451	4,557
Nonaccrual Loans	9,146	17,491
Current Loans	12,197,985	8,406,888
Total Loans	$ 12,405,582	$ 8,428,936